UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Blue Chip Growth Fund	September 30, 2015

T. ROWE PRICE BLUE CHIP GROWTH FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.8%		
CONSUMER DISCRETIONARY 26.7%		
Auto Components 0.1%		
Borg-Warner	253,400	10,539
Delphi Automotive	296,800	22,568
		33,107
Automobiles 0.7%		
Tesla Motors (1)	832,390	206,766
		206,766
Hotels, Restaurants & Leisure 4.7%		
Carnival	300,700	14,945
Chipotle Mexican Grill (1)	222,400	160,184
Hilton Worldwide Holdings	7,039,006	161,475
Las Vegas Sands	161,400	6,128
Marriott, Class A	1,073,300	73,199
MGM Resorts International (1)	5,079,200	93,711
Norwegian Cruise Line Holdings (1)	3,075,500	176,226
Royal Caribbean Cruises	1,631,400	145,341
Starbucks	8,551,100	486,045
		1,317,254
Internet & Catalog Retail 12.1%		
Amazon.com (1)	3,447,000	1,764,485
Ctrip.com International, ADR (1)	950,500	60,053
Expedia	129,200	15,204
JD.com, ADR (1)	1,292,400	33,680
Netflix (1)	4,060,000	419,236
Priceline (1)	789,500	976,501
Vipshop Holdings, ADR (1)	6,635,918	111,483
		3,380,642

Media 0.9%		
Time Warner	37,200	2,558
Walt Disney	2,570,200	262,674
		265,232
Specialty Retail 6.4%		
AutoZone (1)	240,800	174,298
CarMax (1)	1,079,700	64,048
Home Depot	2,850,800	329,239
L Brands	1,013,700	91,365
Lowe's	5,745,700	395,994
O'Reilly Automotive (1)	1,445,300	361,325
Ross Stores	3,604,486	174,709
TSC	2,338,700	197,199
		1,788,177
Textiles, Apparel & Luxury Goods 1.8%		
Hanesbrands	7,030,100	203,451
Nike, Class B	1,911,400	235,045
PVH	345,400	35,210
V. F.	276,600	18,867
		492,573
Total Consumer Discretionary		7,483,751
CONSUMER STAPLES 3.3%		
Beverages 0.4%		
Constellation Brands, Class A	681,600	85,343
Monster Beverage (1)	101,000	13,649
		98,992
Food & Staples Retailing 2.5%		
Costco Wholesale	365,000	52,768
CVS Health	3,823,300	368,872

Walgreens Boots Alliance	3,476,526	288,900
		710,540
Personal Products 0.4%		
Estee Lauder, Class A	1,310,700	105,747
		105,747
Total Consumer Staples		915,279
ENERGY 0.5%		
Oil, Gas & Consumable Fuels 0.5%		
Cimarex Energy	339,747	34,817
Concho Resources (1)	280,500	27,573
EQT	1,109,320	71,851
Pioneer Natural Resources	127,900	15,558
Total Energy		149,799
FINANCIALS 6.5%		
Banks 0.1%		
Citigroup	393,000	19,497
		19,497
Capital Markets 3.6%		
Ameriprise Financial	1,548,900	169,032
Bank of New York Mellon	1,381,900	54,101
Morgan Stanley	10,574,300	333,090
Northern Trust	532,900	36,323
State Street	2,419,700	162,628
TD Ameritrade Holding	7,567,690	240,955
		996,129
Diversified Financial Services 0.9%		
Intercontinental Exchange	1,109,800	260,792
		260,792

Insurance 0.4%		
Aon	34,700	3,075
Marsh & McLennan	1,874,600	97,891
		100,966
Real Estate Investment Trusts 1.5%		
American Tower, REIT	4,944,800	435,043
		435,043
Total Financials		1,812,427
HEALTH CARE 25.0%		
Biotechnology 9.0%		
AbbVie	127,400	6,932
Alexion Pharmaceuticals (1)	3,943,700	616,755
Amgen	15,900	2,199
Biogen (1)	1,015,800	296,421
Celgene (1)	5,306,100	573,961
Gilead Sciences	5,479,300	538,012
Incyte (1)	243,700	26,887
Regeneron Pharmaceuticals (1)	631,300	293,643
Vertex Pharmaceuticals (1)	1,601,600	166,791
		2,521,601
Health Care Equipment & Supplies 2.2%		
Becton, Dickinson & Company	1,513,800	200,821
Hologic (1)	873,100	34,164
Intuitive Surgical (1)	413,273	189,932
Medtronic	1,081,951	72,426
Stryker	1,359,100	127,891
		625,234
Health Care Providers & Services 6.7%		
Aetna	1,074,100	117,517
AmerisourceBergen	1,152,000	109,429

Anthem	1,905,100	266,714
Cardinal Health	2,384,400	183,170
Cigna	370,900	50,079
Henry Schein (1)	63,000	8,361
Humana	304,900	54,577
McKesson	3,502,400	648,049
UnitedHealth Group	3,705,800	429,910
		1,867,806
Life Sciences Tools & Services 1.4%		
Thermo Fisher Scientific	3,105,600	379,753
		379,753
Pharmaceuticals 5.7%		
Allergan (1)	2,397,934	651,782
Bristol-Myers Squibb	3,501,800	207,306
Eli Lilly	2,568,200	214,933
Perrigo	17,700	2,784
Shire, ADR	124,200	25,490
Valeant Pharmaceuticals International (1)	2,771,500	494,380
		1,596,675
Total Health Care		6,991,069
INDUSTRIALS & BUSINESS SERVICES 9.7%		
Aerospace & Defense 1.8%		
Boeing	3,231,000	423,099
Lockheed Martin	113,000	23,426
Textron	1,435,400	54,029
		500,554
Air Freight & Logistics 0.7%		
FedEx	1,271,940	183,134
		183,134

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1993. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $18,252,145,000. Net unrealized gain aggregated $9,742,989,000 at period-end, of which $10,082,163,000 related to appreciated investments and $339,174,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015